Subsequent Events (Details) $ in Thousands		1 Months Ended	2 Months Ended		12 Months Ended
	Jan. 12, 2017 USD ($)	Jan. 31, 2017 USD ($)	Mar. 06, 2017 USD ($)	Feb. 21, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 24, 2016 USD ($)
Subsequent Event [Line Items]
Loans receivable from affiliates					$ (450)	$ (771)	$ (470)
June 2016 Credit Facility
Subsequent Event [Line Items]
Term Loan B facility, new								$ 30,000
MSC Cristina
Subsequent Event [Line Items]
Vessel type					Container
Navios Apollon
Subsequent Event [Line Items]
Vessel type					Ultra-Handymax
Vessel capacity in DWT					52,073
Subsequent Event | Navios Europe I | Navios Holdings
Subsequent Event [Line Items]
Loans receivable from affiliates				$ 27,000
Subsequent Event | April 2015 Credit Facility
Subsequent Event [Line Items]
Repayment of debt	$ 70,950
Subsequent Event | June 2016 Credit Facility
Subsequent Event [Line Items]
Repayment of debt	$ 29,000
Subsequent Event | New Term Loan B Facility
Subsequent Event [Line Items]
Term Loan B facility, new			$ 405,000
Interest rate description			LIBOR
Interest rate percentage			5.00%
Debt instrument term			3 years 6 months
Subsequent Event | Navios Apollon
Subsequent Event [Line Items]
Sale price contractual agreement, net		$ 4,750